Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables.
Schedule of components of trade and other receivables

		Retrospectively
		adjusted
	2023	2022[1]
	£m	£m
Trade receivables	692	692
Less: provision for impairment of trade receivables	(70)	(70)
Trade receivables – net	622	622
Other receivables[2]	113	110
Prepayments	68	79
Accrued income[1]	118	109
Contract assets	4	—
Total	925	920

Analysed as follows:
Non-current	45	90
Current	880	830
Total	925	920
1.

Accrued income has been retrospectively adjusted in 2022 by a decrease of £2m, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).

2.	Other receivables are stated net of loss allowance of £nil (2022: £nil).

Schedule of analysis of the Group's provision for impairment of trade receivables

	2023	2022
	£m	£m
At 1 January	70	50
Exchange differences	(4)	—
Additional provision	48	30
Receivables written off as uncollectable	(38)	(27)
Unused amounts reversed	(8)	(5)
Acquisition of companies and businesses	2	22
At 31 December	70	70

Schedule of ageing of trade receivables and provision for impairment

	Trade	Provision for	Trade	Provision for
	receivables	impairment	receivables	impairment
	2023	2023	2022	2022
	£m	£m	£m	£m
Not due	286	(3)	290	(4)
Overdue by less than 1 month	158	(3)	155	(4)
Overdue by between 1 and 3 months	111	(5)	117	(6)
Overdue by between 3 and 6 months	56	(9)	55	(8)
Overdue by between 6 and 12 months	36	(15)	38	(18)
Overdue by more than 12 months	45	(35)	37	(30)
At 31 December	692	(70)	692	(70)

Schedule of carrying amounts of the Group's trade receivables denominated in different currencies

	2023	2022
	£m	£m
Pound sterling	51	48
Euro	161	159
US dollar	291	301
Other currencies	189	184
Carrying value	692	692